Income Tax Expense (Components of Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal	$ 16	$ 0	$ 15
State	7	(2)	5
Total current income tax expense (benefit)	23	(2)	20
Federal	9	24	7
State	4	4	3
Total deferred tax expense	13	28	10
Income tax expense	$ 36	$ 26	$ 30